Annual Fund Operating Expenses - American Franchise	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.00%
Class C
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.75%
Class R
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.25%
Class Y
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.75%
Class R5
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.70%
Class R6
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.62%